Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
General and administrative	$ 445,791	$ 1,094,066	$ 709,826	$ 1,540,542	$ 2,453,700	$ 1,135,088
Total operating expenses	445,791	1,094,066	709,826	1,540,542	2,453,700	1,135,088
Operating loss	(445,791)	(1,094,066)	(709,826)	(1,540,542)	(2,453,700)	(1,135,088)
Other Expenses / Income
Gain on change in fair value of derivative liabilities						211,345
Gain on settlement of liabilities			(516,083)	67,984	441,041	32,019
Fair value of stock issued for note modification	(9,000)		(14,382)		(168,856)
Interest expense	(95,944)	(37,063)	(174,327)	(47,217)	(203,287)	(595,124)
Total other income (expenses)	(104,944)	(37,063)	(704,792)	20,767	68,898	(351,760)
Loss from operations before income taxes	(550,735)	(1,131,129)	(1,414,618)	(1,519,775)	(2,384,802)	(1,486,848)
Provision for income taxes
Net Income (Loss)	$ (550,735)	$ (1,131,129)	$ (1,414,618)	$ (1,519,775)	$ (2,384,802)	$ (1,486,848)
Net loss per share - basic	$ (0.05)	$ (0.10)	$ (0.12)	$ (0.00)	$ (0.21)	$ (1.33)
Net loss per share - diluted	$ (0.05)	$ (0.10)	$ (0.12)	$ (0.00)	$ (0.21)	$ (1.33)
Weighted average common shares - basic	11,654,312	11,089,888	11,517,104	11,002,970	11,158,353	1,119,263
Weighted average common shares - diluted	11,654,312	11,089,888	11,517,104	11,002,970	11,158,353	1,119,263